Advances to suppliers (Tables)	6 Months Ended
Mar. 31, 2020
Advances to suppliers
Schedule of advance to suppliers

	March 31,	September 30,
	2020	2019
	(Unaudited)
Beginning balance	$14,034,379	$5,868,486
Increased during the year	7,647,709	30,753,022
Less: utilized during the year	(10,076,600)	(22,366,650)
Exchange rate difference	126,795	(220,479)
Ending balance	$11,732,283	$14,034,379